Fair values of financial assets and liabilities - Schedule of Financial Liabilities Carried at Fair Value by Valuation Hierarchy (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Fair value
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	£ 8,889	£ 9,562
Level 1 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	0	0
Level 2 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	8,718	9,400
Level 3 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	171	162
Financial liabilities at fair value through profit or loss
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	4,909	5,255
Financial liabilities at fair value through profit or loss | Level 1
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	0	0
Financial liabilities at fair value through profit or loss | Level 2
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	4,886	5,232
Financial liabilities at fair value through profit or loss | Level 3
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	23	23
Derivative financial instruments
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	3,980	4,307
Derivative financial instruments | Level 1
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	0	0
Derivative financial instruments | Level 2
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	3,832	4,168
Derivative financial instruments | Level 3
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	£ 148	£ 139